Label	Element	Value
MFS® Blended Research® Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Blended Research® Global Equity Fund Summary of Key Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund’s investment objective is to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy and hold shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds, and, with respect to Class T shares, you invest at least $250,000 in the fund. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 10 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) seeks to achieve the fund’s objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the MSCI All Country World Index (the Index), which represents the fund’s investment universe.

MFS normally invests at least 80% of the fund’s net assets in equity securities.

Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS invests the fund’s assets in U.S. and foreign securities, including emerging market securities.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.  MFS generally invests the fund’s assets in at least three different countries and invests a percentage of the fund’s net assets in securities of foreign issuers equal to at least the lesser of 40% or the percentage of foreign issuers in the Index less 15%.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers to determine a fundamental rating for an issuer.  MFS uses quantitative analysis to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. When an MFS fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating.

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors.  The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund’s portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results.  MFS’ goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the Index.  Tracking error generally measures how the differences between the fund’s returns and the Index’s returns have varied over a period of time.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Equity Market Risk/Company Risk:  Equity markets are volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general.  Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Investment Strategy Risk:  There is no assurance that the fund’s predicted tracking error will equal its target predicted tracking error at any point in time or consistently for any period of time, or that the fund’s predicted tracking error and actual tracking error will be similar.  The fund’s strategy to target a predicted tracking error of approximately 2% compared to the Index and to blend fundamental and quantitative research may not produce the intended results. In addition, MFS fundamental research is not available for all issuers.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, and other conditions. These factors can make foreign investments, especially those tied economically to emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Emerging Markets Risk:  Investments in emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed foreign markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, geopolitical, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, environmental, and other conditions, and changes in currency exchange rates impact the financial condition of companies or other issuers and may change the value in U.S. dollars of investments denominated in foreign currencies.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, and other conditions, and the fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares.  These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices.  Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities.

Investment Selection Risk:  MFS’ investment analysis, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. The quantitative models used by MFS (both proprietary and third-party) may not produce the intended results for a variety of reasons, including the factors used in the models, the weight placed on each factor in the models, changing sources of market return or market risk, and technical issues in the design, development, implementation, application, and maintenance of the models (e.g., incomplete or inaccurate data, programming or other software issues, coding errors, and technology failures).

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-2606
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	mfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Bar Chart.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The total return for the nine-month period ended September 30, 2019, was 14.43%. During the period(s) shown in the bar chart, the highest quarterly return was 7.10% (for the calendar quarter ended March 31, 2017) and the lowest quarterly return was (13.62)% (for the calendar quarter ended December 31, 2018).

Year to Date Return, Label	rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.62%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns(For the Periods Ended December 31, 2018)
MFS® Blended Research® Global Equity Fund | MSCI All Country World Index (net div)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Index Comparison (Reflects no deduction for fees, expenses, or taxes) MSCI All Country World Index (net div)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.41%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2015
MFS® Blended Research® Global Equity Fund | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.87%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.62%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.73%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.89%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds, and, with respect to Class T shares, you invest at least $250,000 in the fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	661
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,757
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,839
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,487
Annual Return 2016	rr_AnnualReturn2016	6.75%
Annual Return 2017	rr_AnnualReturn2017	24.61%
Annual Return 2018	rr_AnnualReturn2018	(10.98%)
Label	rr_AverageAnnualReturnLabel	A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.10%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2015
MFS® Blended Research® Global Equity Fund | A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.33%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.49%
MFS® Blended Research® Global Equity Fund | A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.21%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.81%
MFS® Blended Research® Global Equity Fund | T
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.87%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.62%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.73%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.89%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds, and, with respect to Class T shares, you invest at least $250,000 in the fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 250,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	339
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,472
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,592
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,332
Label	rr_AverageAnnualReturnLabel	T Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.25%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.82%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2015
MFS® Blended Research® Global Equity Fund | B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	4.87%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.37%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.73%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 567
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,766
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,925
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,608
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	167
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,466
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,729
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,608
Label	rr_AverageAnnualReturnLabel	B Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.89%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2015
MFS® Blended Research® Global Equity Fund | C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	4.87%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.37%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.73%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 267
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,466
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,729
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,739
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	167
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,466
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,729
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,739
Label	rr_AverageAnnualReturnLabel	C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.51%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2015
MFS® Blended Research® Global Equity Fund | I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.87%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.37%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.73%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,182
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,291
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,026
Label	rr_AverageAnnualReturnLabel	I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.80%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2015
MFS® Blended Research® Global Equity Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	4.87%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.37%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.73%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 167
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,466
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,729
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,739
Label	rr_AverageAnnualReturnLabel	R1 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.69%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2015
MFS® Blended Research® Global Equity Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	4.87%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.87%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.73%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,513
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,393
Label	rr_AverageAnnualReturnLabel	R2 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.27%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2015
MFS® Blended Research® Global Equity Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.87%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.62%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.73%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,254
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,402
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,212
Label	rr_AverageAnnualReturnLabel	R3 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.93%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2015
MFS® Blended Research® Global Equity Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.87%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.37%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.73%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,182
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,291
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,026
Label	rr_AverageAnnualReturnLabel	R4 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.76%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.91%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2015
MFS® Blended Research® Global Equity Fund | R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.32%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.72%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,169
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,269
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,989
Label	rr_AverageAnnualReturnLabel	R6 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.67%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2015

[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
[2]	Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.89% of the class' average daily net assets annually for each of Class A, Class T, and Class R3 shares, 1.64% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.64% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.14% of the class' average daily net assets annually for Class R2 shares, and 0.60% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2020.